Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment	$ 135,001	$ 193,750
Derivative liability		290,569
Derivative warrants liability	1,795,499
Fair Value Measurements Using Quoted prices in active markets for identical instruments (Level 1) [Member]
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment	135,001	193,750
Derivative liability
Derivative warrants liability
Fair Value Measurements Using Significant other observable inputs (Level 2) [Member]
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment
Derivative liability		290,569
Derivative warrants liability	1,795,499
Fair Value Measurements Using Significant unobservable inputs (Level 3) [Member]
Financial Instruments and Risk Management (Details) - Schedule of assets and liabilities measured at fair value [Line Items]
Short-term investment
Derivative liability
Derivative warrants liability